April 6, 2011

VIA EDGAR TRANSMISSION

Division of Investment Management
U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:           Dreman Contrarian Funds
SEC File Nos. 333-145984 / 811-22118

Ladies and Gentlemen:

On behalf of Dreman Contrarian Funds (the “Trust”), attached herewith for filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A (“PEA No. 19”).

The sole purpose of PEA No. 19 is to designate a new effective date for a previously filed post-effective amendment, which was filed with the Securities and Exchange Commission on February 1, 2011.

Questions and comments concerning PEA No. 19 may be directed to my attention at (317) 917-7029.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith
Vice President, Huntington Asset Services, Inc.
Administrator